Retirement Plans And Postretirement Benefits (Components Of Net Postretirement Costs) (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2018	Jun. 30, 2017	Aug. 14, 2015	Dec. 31, 2017	Dec. 31, 2016
Postretirement Costs
Defined Benefit Plan Disclosure [Line Items]
Service cost		$ 0	$ 1
Interest cost		502	483
Net cost		$ 502	$ 484
U.S.
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 386				$ 1,305	$ 1,325
Interest cost	2,200				5,352	5,744
Mark-to-market loss (gain)	716				(4,140)	(2,322)
Net cost	1,417				(2,751)	(193)
U.S. | Predecessor [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost				$ 151
Interest cost				854
Net cost				1,005
U.S. | Postretirement Costs
Defined Benefit Plan Disclosure [Line Items]
Interest cost	142				333	360
Mark-to-market loss (gain)	(100)				(1,257)	(191)
Net cost	42				(924)	169
U.S. | Postretirement Costs | Predecessor [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost				223
Net cost				223
Foreign
Defined Benefit Plan Disclosure [Line Items]
Service cost	281				710	698
Interest cost	94				199	243
Mark-to-market loss (gain)	1,843				(53)	(220)
Net cost	1,484				557	423
Foreign | Predecessor [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost				98
Interest cost				554
Net cost				640
Foreign | Postretirement Costs
Defined Benefit Plan Disclosure [Line Items]
Service cost	5				2	4
Interest cost	289				653	764
Mark-to-market loss (gain)	(621)				742	(225)
Net cost	$ (327)				$ 1,397	$ (450)
Foreign | Postretirement Costs | Predecessor [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost				9
Interest cost				433
Net cost				$ 442